Note 8 - Share Capital	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
6. SHARE CAPITAL

On December 16, 2010, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware. As a result, the Company is now authorized to issue 1,500,000,000 shares of capital stock, consisting of 1,350,000,000 shares of common stock, $0.001 par value, and 150,000,000 shares of preferred stock, $0.001 par value.

Preferred Stock Dividends and Liquidation Preferences

The Company’s outstanding shares of Preferred Stock accrue cumulative dividends which are paid quarterly on the first day of June, September, December and March. The dividend rate for the Company’s Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock is 7.5% per annum of the original issue price of the Preferred Stock. The dividends for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are paid in the number of shares of common stock determined by dividing (i) the aggregate amount of the dividend then payable by (ii) the volume weighted average trading price of the common stock over the 10 trading days ending on the third trading day immediately preceding the dividend payment date, less a discount of 25% of the volume weighted average trading price of the common stock.

The dividend rate for the Series D Preferred Stock is 10% per annum of the original issue price of the Series D Preferred Stock. The dividends for the Series D Preferred Stock are paid at the Company’s option in cash or additional shares of Series D Preferred Stock valued at $1.00 per share. The Company has paid the dividends in shares of Series D Preferred Stock. No dividends will be paid on the Company’s Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock or common stock so long as any dividends on the Series D Preferred Stock remain unpaid.

The values for dividends paid and dividends accrued and unpaid are determined based on the market prices of the Company’s common stock as of the dates of share issuances and accrual multiplied by the respective equivalent common shares.

A summary of paid dividends for the three months ended June 30, 2012 and 2011 and accrued and unpaid dividends as of June 30, 2012 and 2011 is as follows:

	Dividends
	Paid For Qtr Ended June 30,		Accrued and Unpaid as of June 30,
	2012	2011	2012	2011
Series A Preferred Stock	$551	$526	$194	$133
Series B Preferred Stock	68	69	24	16
Series C Preferred Stock	220	210	78	53
Series D Preferred Stock	364	508	122	100

In the event the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of the Series D Preferred Stock will be entitled to receive liquidating distributions in the amount of $1.00 per share plus any accrued and unpaid dividends. After receipt of the liquidation preference, the shares of Series D Preferred Stock will participate with the common stock in remaining liquidation proceeds (after payment of the Series A Preferred Stock, the Series B Preferred Stock and the Series C Preferred Stock liquidation preferences, including accrued and unpaid dividends) pro rata on an as-converted basis. A merger or consolidation (other than one in which the then current stockholders own a majority of the voting power in the surviving or acquiring corporation) or a sale, lease transfer, exclusive license or other disposition of all or substantially all of the Company’s assets will be treated as a liquidation event triggering the liquidation preference. Each series of Series A, Series B and Series C Preferred Stock ranks on parity with each other series of Series A, Series B and Series C Preferred Stock with respect to dividends and liquidation. At June 30, 2012, the liquidation preference values of the Series A, Series B, Series C and Series D Preferred Stock were $21,377, $2,629, $8,537 and $14,902, respectively.

At June 30, 2012, the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively.

During the three months ended June 30, 2011, 500,000 shares of Series B Preferred stock were converted into 2,533 shares of common stock.

Warrants Outstanding

There were warrants to purchase an aggregate of 429,581 shares of common stock outstanding and fully exercisable at June 30, 2012 as detailed in the table below:

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

(1)	Exercise price may change subject to anti-dilutive terms.

8. SHARE CAPITAL

On December 16, 2010, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware. As a result, the Company is now authorized to issue 1,500,000,000 shares of capital stock, consisting of 1,350,000,000 shares of common stock, $.001 par value, and 150,000,000 shares of preferred stock, $.001 par value.

Year-ended March 31, 2012

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip S. Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share. The warrant is substantially similar to the warrants issued with the private placement of 1,000,000 shares of the Series D Preferred Stock on February 23, 2011, except that the warrant expires on October 13, 2014 rather than December 15, 2013.

During the year ended March 31, 2012, 500,000 shares of Series B Preferred Stock were exchanged for 2,533 shares of common stock.

Year-ended March 31, 2011

On December 16, 2010, the Company raised $1,178 in private placements through the issuance of secure promissory notes and warrants to purchase up to 73,594 shares of the Company’s common stock at $16.00 per share. The terms of the warrants are consistent with the terms of the warrants issued to purchasers of the secured promissory notes previously issued.

On December 16, 2010, the Company also issued 9,498,366 shares of the Company’s Series D Preferred Stock in exchange for all of the Company’s outstanding Senior Notes and secured subordinated promissory notes and related accrued interest, at an exchange rate of one share of Series D Preferred Stock for each $1.00 of such indebtedness. The Series D Preferred Stock has a par value of $0.001 and was recorded net of issuance costs of $437.

On February 23, 2011, the Company raised $1,000 in a private placement through the issuance of 1,000,000 shares of the Company’s Series D Preferred Stock and warrants to purchase 62,500 shares of the Company’s common stock at $16.00 per share. The terms of the warrants are consistent with the terms of the warrants issued to purchasers of the secured promissory notes previously issued. The Series D Preferred Stock has a par value of $0.001 and was recorded net of issuance costs of $63.

During the year ended March 31, 2011, 150,001 shares of Series B Preferred Stock were exchanged for 678 shares of common stock, and 50,000 shares of Series C Preferred Stock were exchanged for 156 shares of common stock.

Preferred Stock Dividends and Liquidation Preferences

Our outstanding shares of Preferred Stock accrue cumulative dividends which are paid quarterly on the first day of June, September, December and March.

The dividend rate for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock was 5% per annum of the original issue price of the Preferred Stock through November 30, 2010 and the dividend rate was increased to 7.5% per annum of the original issue price for periods after November 30, 2010. The dividends for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are paid in the number of shares of common stock determined by dividing (i) the aggregate amount of the dividend then payable by (ii) the volume weighted average trading price of the common stock over the 10 trading days ending on the third trading day immediately preceding the dividend payment date, less a discount of 25% of the volume weighted average trading price of the common stock.

The dividend rate for the Series D Preferred Stock is 10% per annum of the original issue price of the Series D Preferred Stock. The dividends for the Series D Preferred Stock are paid at the Company’s option, in cash or additional shares of Series D Preferred Stock valued at $1.00 per share. No dividends will be paid on the Company’s Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock or common stock so long as any dividends on the Series D Preferred Stock remain unpaid.

The values for dividends paid and dividends accrued and unpaid are determined based on the market prices of the Company’s common stock as of the dates of share issuances and accrual multiplied by the equivalent common shares.

A summary of paid dividends for the years ended March 31, 2012 and 2011 and accrued and unpaid dividends as of March 31, 2012 and 2011 is as follows:

	Dividends
	Paid For Years Ended March 31		Accrued and Unpaid as of March 31
	2012	2011	2012	2011
Series A Preferred Stock	$1,940	$1,330	$201	$262
Series B Preferred Stock	243	176	25	35
Series C Preferred Stock	774	531	80	105
Series D Preferred Stock	1,732	388	178	170

In the event the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of the Series D Preferred Stock will be entitled to receive liquidating distributions in the amount of $1.00 per share plus any accrued and unpaid dividends. After receipt of the liquidation preference, the shares of Series D Preferred Stock will participate with the common stock in remaining liquidation proceeds (after payment of the Series A Preferred Stock, the Series B Preferred Stock and the Series C Preferred Stock liquidation preferences, including accrued and unpaid dividends) pro rata on an as-converted basis. A merger or consolidation (other than one in which the then current stockholders own a majority of the voting power in the surviving or acquiring corporation) or a sale, lease transfer, exclusive license or other disposition of all or substantially all of the Company’s assets will be treated as a liquidation event triggering the liquidation preference. Each series of Series A, Series B and Series C Preferred Stock ranks on parity with each other series of Series A, Series B and Series C Preferred Stock with respect to dividends and liquidation. At March 31, 2012, the liquidation preference values of the Series A, Series B, Series C and Series D Preferred Stock were $21,377, $2,629, $8,537 and $14,334, respectively.

At March 31, 2012, the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively.

Warrants outstanding

There were warrants to purchase 429,581 shares of common stock outstanding and fully exercisable at March 31, 2012 as detailed in the table below:

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

(1)	Exercise price may change subject to anti-dilutive terms.